Cloud, Neff Capital Appreciation Fund - BUBAX

December 15, 2000

Dear Fellow Shareholder:

I had hoped that the Cloud, Neff Capital Appreciation Fund's first report to shareholders would be dripping with excess returns and optimistic projections. We got off to a pretty good start by posting an 8.5% gain during our first quarter. However, the slowing economy and incredible election saga prevented my hopes from becoming reality. Since the Fund was brand new, we were able to take advantage of the drop in stock prices (to the extent it had already occurred) when we built the portfolio at the end of June. We chose a more aggressive portfolio allocation than will be the norm because we believed that the sharp drop in technology stocks represented exceptional values. Accordingly, we under-weighted the financial and pharmaceutical sectors in favor of the beaten down technology stocks. Our portfolio allocation enjoyed an initial jump in net asset value but was subsequently punished rather harshly - particularly during the November debacle that was largely driven by the election uncertainty. While the correction went significantly deeper than we had hoped, the Fund's performance fell just where it should have - between the NASDAQ Index and the S & P 500 Index.

Looking forward, we are cautiously optimistic about equity prices. We believe that just as they had reached significantly overvalued levels, they are now undervalued and should snap back relatively soon as interest rates are lowered and the technology companies have time to sort out inventory problems. The Fund's return has already recovered more than 15% in the first eleven days of December. We will continue to monitor the changing market environment and anticipate rebalancing the portfolio towards a slightly more conservative allocation as conditions indicate.

Thank you for your trust and continued patronage,


Randy Cloud
Cloud, Neff & Associates, Inc.


                                                                 Total Return
                                                                Since Inception
        Fund/Index                                              (June 29, 2000)
        ----------                                              ---------------

        Cloud, Neff Capital Appreciation Fund  (BUBAX)              -24.50%
        S & P 500 Index                                              -8.39%
        NASDAQ Index                                                -32.94%

                                [OBJECT OMITTED]

              BUBAX  $7,550    S & P 500 Index $9,161     NASDAQ Index  $6,706

                 $10,000              $10,000                  $10,000
06/30/00         $10,110              $10,085                  $10,229
07/31/00          $9,580               $9,927                   $9,716
08/31/00         $10,850              $10,544                  $10,852
09/30/00          $9,720               $9,987                   $9,477
10/31/00          $9,240               $9,945                   $8,696
11/30/00          $7,550               $9,161                   $6,706


This graph, prepared in accordance with SEC regulations, compares a hypothetical $10,000 initial investment in the Fund with a similar investment in the unmanaged S & P 500 Index and the unmanaged NASDAQ Index on June 29, 2000 (inception of the Fund) and held through November 30, 2000. The returns for each index do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices as well as the reinvestment of dividend and capital gain distributions. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original investment. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND MAY NOT BE INDICATIVE OF FUTURE RESULTS.

Cloud, Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2000 (Unaudited)

Common Stocks - 96.4%                                              Shares                        Value

Biological Products (No Diagnostic Substances) - 6.8%
Biotech Holders Trust Depositary Receipt                                3,800                      $ 590,900
                                                                                            -----------------
Business Services - 1.2%
B2B Internet Holders Trust Depositary Receipt                           5,000                        101,875
                                                                                            -----------------
Cable & Other Pay Television Services - 0.7%
Comcast Corp. - Class A                                                 1,600                         61,500
                                                                                            -----------------
Computer Communications Equipment - 8.0%
Cisco Systems, Inc. (a)                                                 9,260                        443,322
Foundry Networks, Inc. (a)                                              2,464                         90,860
Juniper Networks, Inc. (a)                                              1,350                        168,244
                                                                                            -----------------
                                                                                                     702,426
                                                                                            -----------------
Computer Integrated Systems Design - 1.1%
Network Appliance, Inc. (a)                                             1,925                         95,047
                                                                                            -----------------
Computer Peripheral Equipment - 0.7%
Black Box Corp. (a)                                                     1,100                         61,462
                                                                                            -----------------
Computer Processing & Data Preparation - 0.0%
CyBear Group (a)                                                           14                              5
WebMD Corp. (a)                                                           390                          2,925
                                                                                            -----------------
                                                                                                       2,930
                                                                                            -----------------
Computer Storage Devices - 4.0%
EMC Corp. (a)                                                           4,700                        349,562
                                                                                            -----------------
Computer Terminal Manufacturing - 0.5%
Palm, Inc. (a)                                                          1,201                         43,461
                                                                                            -----------------
Electronic Computer Manufacturing - 4.0%
Dell Computer Corp. (a)                                                 2,500                         48,125
Sun Microsystems, Inc. (a)                                              3,900                        296,644
                                                                                            -----------------
                                                                                                     344,769
                                                                                            -----------------
Electronic Connectors - 0.6%
Amphenol Corp. - Class A (a)                                            1,000                         53,375
                                                                                            -----------------

Finance Services - 2.2%
Morgan Stanley Dean Witter & Co.                                        3,040                        192,660
                                                                                            -----------------
General Industrial Machinery & Equipment - 1.3%
Tyco International Ltd.                                                 1,100                         58,025
Zebra Technologies Corp. - Class A (a)                                  1,300                         54,437
                                                                                            -----------------
                                                                                                     112,462
                                                                                            -----------------

See accompanying notes which are an integral part of the financial statements.


Cloud, Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

Common Stocks - continued                                          Shares                        Value

Laboratory Analytical Instruments - 0.9%
CYTYC Corp. (a)                                                         1,500                       $ 81,375
                                                                                            -----------------
Loan & Finance Companies - 1.4%
Capital One Financial Corp.                                             2,140                        119,439
                                                                                            -----------------
National Commercial Banks - 7.3%
Citigroup, Inc.                                                         3,500                        174,344
FleetBoston Financial Corp.                                             4,200                        155,400
MBNA Corp.                                                              6,700                        239,106
PNC Financial Services Group, Inc.                                      1,000                         66,500
                                                                                            -----------------
                                                                                                     635,350
                                                                                            -----------------
Oil & Gas Well Drilling - 2.2%
Global Marine, Inc. (a)                                                 4,600                        100,912
Santa Fe International Corp.                                            3,580                         88,381
                                                                                            -----------------
                                                                                                     189,293
                                                                                            -----------------
Optical Instruments & Lenses - 0.2%
KLA-Tencor Corp. (a)                                                      700                         19,250
                                                                                            -----------------

Pharmaceutical Preparations - 19.6%
Bristol-Myers Squibb Co.                                                2,240                        155,260
Lilly (Eli) & Co.                                                       4,030                        377,561
Merck & Co., Inc.                                                       5,000                        463,438
Pharmaceutical Holders Trust Depositary Receipt                         4,800                        535,200
Schering-Plough Corp.                                                   3,200                        179,400
                                                                                            -----------------
                                                                                                   1,710,859
                                                                                            -----------------
Prepackaged Software - 4.7%
Adobe Systems, Inc.                                                     1,000                         63,375
Brocade Communications Systems, Inc. (a)                                  978                        164,243
Microsoft Corp. (a)                                                     3,200                        183,600
                                                                                            -----------------
                                                                                                     411,218
                                                                                            -----------------
Printed Circuit Board Manufacturing - 0.3%
Jabil Circuit, Inc. (a)                                                   500                         15,625
Solectron Corp. (a)                                                       500                         14,000
                                                                                            -----------------
                                                                                                      29,625
                                                                                            -----------------
Radio & TV Broadcasting & Communications Equipment - 1.1%
Motorola, Inc.                                                          1,000                         20,062
Nokia Corp. (c)                                                           400                         17,100
QUALCOMM, Inc. (a)                                                        700                         56,175
                                                                                            -----------------
                                                                                                      93,337
                                                                                            -----------------
Radiotelephone Communications - 0.3%
Sprint PCS Group (a)                                                    1,300                         29,494
                                                                                            -----------------

See accompanying notes which are an integral part of the financial statements.


Cloud, Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

Common Stocks - continued                                          Shares                        Value

Security Brokers, Dealers & Flotation Companies - 2.2%
Charles Schwab Corp.                                                     5250                      $ 145,359
Credit Suisse First Boston (USA), Inc.                                    500                         44,938
                                                                                            -----------------
                                                                                                     190,297
                                                                                            -----------------
Semiconductors & Related Devices - 13.1%
Broadcom Corp. (a)                                                        400                         39,000
Intel Corp.                                                             6,088                        231,725
JDS Uniphase Corp. (a)                                                  2,300                        115,144
LSI Logic Corp. (a)                                                     2,500                         45,000
Linear Technology Corp.                                                 3,125                        147,852
Maxim Integrated Products, Inc. (a)                                     2,640                        134,640
Microchip Technology, Inc. (a)                                          1,500                         35,062
PMC-Sierra, Inc. (a)                                                    1,070                         98,641
Texas Instruments, Inc.                                                   700                         26,119
TriQuint Semiconductor, Inc. (a)                                        5,300                        175,231
Xilinx, Inc. (a)                                                        2,350                         91,650
                                                                                            -----------------
                                                                                                   1,140,064
                                                                                            -----------------
Special Industry Machinery - 2.2%
Applied Materials, Inc. (a)                                             4,678                        189,167
                                                                                            -----------------
State Commercial Banks - 1.7%
Bank of New York Company, Inc.                                          2,750                        151,766
                                                                                            -----------------
Telephone & Telegraph Apparatus - 5.2%
ADC Telecommunications, Inc. (a)                                          500                         10,094
Avaya, Inc. (a)                                                            83                            970
CIENA Corp. (a)                                                         2,324                        176,479
Corning, Inc.                                                           2,442                        142,857
Sycamore Networks, Inc. (a)                                             1,790                         74,173
Tellabs, Inc. (a)                                                       1,000                         53,000
                                                                                            -----------------
                                                                                                     457,573
                                                                                            -----------------
Telephone Communications ( No Radio Telephone) - 2.5%
Covad Communications Group, Inc. (a)                                    2,000                          3,938
Exodus Communications, Inc. (a)                                          4027                         91,614
Lucent Technologies, Inc.                                               1,000                         15,562
Nortel Networks, Inc.  (a)                                              1,500                         56,625
Sprint Fon Group                                                          400                          9,200
WorldCom, Inc. (a)                                                      2,000                         29,875
XO Communications, Inc. (a)                                               700                         10,412
                                                                                            -----------------
                                                                                                     217,226
                                                                                            -----------------
Television Broadcasting Stations - 0.4%
Univision Communications, Inc. - Class A (a)                            1,000                         35,000
                                                                                            -----------------
TOTAL COMMON STOCKS (Cost $ 11,219,830)                                                          $ 8,412,762
                                                                                            -----------------

See accompanying notes which are an integral part of the financial statements.


Cloud, Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

                                                                 Principal
                                                                   Amount                        Value

Money Market Securities - 4.0%
Firstar Treasury Fund, 5.61% (b) (Cost $353,724)                      353,724                      $ 353,724
                                                                                            -----------------
TOTAL INVESTMENTS - 100.4%  (Cost $11,573,554)                                                     8,766,486
                                                                                            -----------------
Liabilities in excess of other assets - (0.4)%                                                       (38,490)
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 8,727,996
                                                                                            =================


(a) Non-income producing
(b) Variable  rate  security;  the  coupon  rate shown  represents  the rate at November 30, 2000.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.



Cloud, Neff Capital Appreciation Fund                                             November 30, 2000
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities, at value (cost $11,573,554)                                  $ 8,766,486
Dividends receivable                                                                         2,604
Interest receivable                                                                            216
                                                                                 ------------------
     Total assets                                                                        8,769,306
                                                                                 ------------------
Liabilities
Accrued investment advisory fee payable                                                   $ 16,558
Other payables and accrued expenses                                                         19,752
Payable for fund shares redeemed                                                             5,000
                                                                                 ------------------
     Total liabilities                                                                      41,310
                                                                                 ------------------

Net Assets                                                                             $ 8,727,996
                                                                                 ==================

Net Assets consist of:
Paid in capital                                                                       $ 11,583,693
Accumulated net investment loss                                                            (92,459)
Accumulated net realized gain on investments                                                43,830
Net unrealized depreciation on investments                                              (2,807,068)
                                                                                 ------------------
Net Assets,  for 1,156,340 shares                                                      $ 8,727,996
                                                                                 ==================
Net Asset Value
Net Assets
Offering price and redemption price per share ($8,727,996 / 1,156,340)                      $ 7.55
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.

Cloud, Neff Capital Appreciation Fund
Statement of Operations for the period June 29, 2000
(Commencement of Operations) through November 30, 2000
(Unaudited)

Investment Income
Dividend income                                                                                  $ 9,863
Interest income                                                                                   12,954
                                                                                       ------------------
Total Income                                                                                      22,817
                                                                                       ------------------
Expenses
Investment advisory fee                                                                         $ 77,301
Administration fees                                                                               13,165
Transfer agent fees                                                                                8,650
Pricing & bookkeeping fees                                                                         7,500
Custodian fees                                                                                     2,613
Shareholder reports                                                                                1,986
Legal fees                                                                                         1,309
Trustees' fees                                                                                     1,000
Registration fees                                                                                    910
Insurance expense                                                                                    360
Audit fees                                                                                           338
Miscellaneous expense                                                                                144
                                                                                       ------------------
Total Operating Expenses                                                                         115,276
                                                                                       ------------------
Net Investment Loss                                                                              (92,459)
                                                                                       ------------------
Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                        43,830
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                   (2,807,068)
                                                                                       ------------------
Net realized and unrealized gain (loss) on investment securities                              (2,763,238)
                                                                                       ------------------
Net decrease in net assets resulting from operations                                        $ (2,855,697)
                                                                                       ==================

See accompanying notes which are an integral part of the financial statements.

Cloud, Neff Capital Appreciation Fund
Statement of Changes In Net Assets

                                                                                Period ended
                                                                                November 30, 2000
                                                                                (Unaudited) (a)

                                                                                ------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                                                 $ (92,459)
  Net realized gain on investment securities                                             43,830
  Change in net unrealized appreciation (depreciation)                               (2,807,068)
                                                                                ------------------
  Net decrease in net assets resulting from operations                               (2,855,697)
                                                                                ------------------
Distributions
   From net investment income                                                                 0
   From net realized gain                                                                     0
                                                                                ------------------
   Total distributions                                                                        0
                                                                                ------------------
Capital Share Transactions
  Proceeds from shares sold                                                          11,869,741
  Reinvestment of distributions                                                               0
  Amount paid for shares repurchased                                                   (286,048)
                                                                                ------------------
  Net increase in net assets resulting
  from capital share transactions                                                    11,583,693
                                                                                ------------------
Total increase in net assets                                                          8,727,996

Net Assets
  Beginning of period                                                                         0
                                                                                ------------------
  End of period [including accumulated net
    investment loss of  $92,459]                                                    $ 8,727,996
                                                                                ==================

Capital Share Transactions
  Shares sold                                                                         1,184,918
  Shares issued in reinvestment of distributions                                              0
  Shares repurchased                                                                    (28,578)
                                                                                ------------------

  Net increase (decrease) from capital transactions                                   1,156,340
                                                                                ==================

(a) For the period June 29, 2000  (Commencement of Operations)  through November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Cloud, Neff Capital Appreciation Fund
Financial Highlights

                                                                                 Period ended
                                                                                 November 30, 2000
                                                                                (Unaudited) (a)
                                                                                -----------------
Selected Per Share Data
Net asset value, beginning of period                                                  $ 10.00
                                                                                -----------------
Income from investment operations
  Net investment income                                                                 (0.10)
  Net realized and unrealized gain                                                      (2.35)
                                                                                -----------------
Total from investment operations                                                        (2.45)
                                                                                -----------------
Distributions to shareholders
  From net investment income                                                             0.00
  From net realized gain                                                                 0.00
                                                                                -----------------
Total distributions                                                                      0.00
                                                                                -----------------
Net asset value, end of period                                                         $ 7.55
                                                                                =================

Total Return                                                                           (24.50)(b)

Ratios and Supplemental Data

Net assets, end of period (000)                                                       $8,728
Ratio of expenses to average net assets                                                 2.98%  (c)
Ratio of net investment income to
   average net assets                                                                  (2.39)% (c)
Portfolio turnover rate                                                                119.39% (c)

(a) For the period June 29, 2000 (Commencement of Operations) through November 30, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                                November 30, 2000
                                   (Unaudited)

NOTE 1.  ORGANIZATION

      The Cloud, Neff Capital Appreciation Fund (the "Fund") was organized as a series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and commenced operations on June 29, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                    November 30, 2000 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Cloud, Neff & Associates, Inc., 5314 South Yale, Suite 606, Tulsa, OK 74135, (the "Adviser") to manage the Fund's investments. Cloud, Neff & Associates, Inc. was founded in 1990 by Richard R. Cloud and David L. Neff, CPA. David L. Neff is the President of the Adviser. Richard R. Cloud is the Vice President of the Adviser and has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Richard R. Cloud and David L. Neff may each be deemed to control the Adviser due to their respective share of the ownership of the Adviser.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.00% of the average daily net assets of the Fund. For the period June 29, 2000 (commencement of operations) through November 30, 2000, the Adviser received fees of $77,301 from the Fund.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc. ("Unified"), both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc., still a wholly owned subsidiary of Unified Financial Services, Inc.

     The Fund retains Unified (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets up to $50 million, 0.075% of the Fund's average daily net assets from $50 million to $100 million, and 0.050% of the Fund's average daily net assets over $100 million. For the period June 29, 2000 (commencement of operations) through November 30, 2000, the Administrator received fees of $13,165 from the Fund for administrative services provided to the Fund.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the period June 29, 2000 (commencement of operations) through November 30, 2000, Unified received fees of $5,903 from the Fund for transfer agent services provided to the Fund and fees of $2,747 from the Fund for out-of-pocket expenses. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the period June 29, 2000 (commencement of operations) through November 30, 2000, Unified received fees of $7,500 from the Fund for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the period June 29, 2000 (commencement of operations) through November 30, 2000.

Certain members of management of the Administrator and the Distributor are also members of management of the Trust. The Administrator, the Distributor, and Unified are controlled by Unified Financial Services, Inc.

                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                    November 30, 2000 (Unaudited) - continued

NOTE 4.  INVESTMENTS

     For the period June 29, 2000 (commencement of operations) through November 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $14,883,822 and $3,707,823, respectively. As of November 30, 2000, the gross unrealized appreciation for all securities totaled $377,385 and the gross unrealized depreciation for all securities totaled $3,184,453 for a net unrealized depreciation of $2,807,068. The aggregate cost of securities for federal income tax purposes at November 30, 2000 was $11,573,554.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2000, National Investor Services Corp. holds 100% of the Fund in an omnibus account for the benefit of others.

NOTE 7. SUBSEQUENT EVENTS

     Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc.
Effective as of the same date, the Fund will retain Unified Financial Securities, Inc. to act as the principal Distributor of its shares. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

Paragon Strategic Ascent Fund
Schedule of Investments - November 30, 2000
(Unaudited)
Common Stocks - 60.1%                                      Shares                      Value

Air Transportation, Scheduled - 1.8%
Frontier Airlines, Inc. (a)                                   11,000                   $ 312,125
                                                                                  ---------------
Arrangement of Transportation of Freight & Cargo - 1.5%
Expeditors International of Washington, Inc.                   5,000                     259,375
                                                                                  ---------------
Bakery Products - 0.7%
Earthgrains Co.                                                5,100                     115,706
                                                                                  ---------------
Beverages - 1.6%
PepsiCo, Inc.                                                  6,000                     272,250
                                                                                  ---------------
Computer Storage Devices - 1.2%
Iomega Corp. (a)                                              43,700                     209,760
                                                                                  ---------------
Crude Petroleum & Natural Gas - 4.9%
Comstock Resources, Inc. (a)                                  15,900                     137,138
EOG Resources, Inc.                                            6,300                     267,356
Talisman Energy, Inc. (a)                                      6,000                     183,375
Triton Energy Ltd. (a)                                        10,000                     242,500
                                                                                  ---------------
                                                                                         830,369
                                                                                  ---------------
Electronic & Other Electrical Equipment
  (No Computer Equipment) - 1.6%
General Electric Co.                                           5,400                     267,638
                                                                                  ---------------
Fire, Marine & Casualty Insurance - 3.3%
American International Group, Inc.                             2,900                     281,119
St. Paul Companies, Inc.                                       5,500                     275,687
                                                                                  ---------------
                                                                                         556,806
                                                                                  ---------------
Gas & Other Services Combined - 1.8%
Sempra Energy                                                 12,700                     310,356
                                                                                  ---------------
Grain Mill Products - 1.6%
Ralston Purina Co.                                            10,600                     278,913
                                                                                  ---------------
Hospital & Medical Service Plans - 1.7%
UnitedHealth Group, Inc.                                       2,400                     281,550
                                                                                  ---------------
Hotels & Motels - 0.6%
Extended Stay America, Inc. (a)                                7,900                      98,256
                                                                                  ---------------
Instruments for Measuring & Testing of Electricity
  & Electric Signals - 2.0%
Agilent Technologies, Inc. (a)                                 6,500                     339,219
                                                                                  ---------------
Insurance Agents, Brokers & Services - 1.1%
Arthur J. Gallagher & Co.                                      3,200                     188,800
                                                                                  ---------------
Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.7%
Potash Corporation of Saskatchewan, Inc. (a)                   4,500                     297,281
                                                                                  ---------------

See accompanying notes which are an integral part of the financial statements.


Paragon Strategic Ascent Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

Common Stocks - 60.1% - continued                          Shares                      Value

Miscellaneous Chemical Products - 1.6%
Cabot Corp.                                                   11,300                   $ 276,144
                                                                                  ---------------
Miscellaneous Furniture & Fixtures - 1.7%
Hillenbrand Industries, Inc.                                   5,800                     295,800
                                                                                  ---------------
Motor Vehicles & Passenger Car Bodies - 0.5%
Oshkosh Truck Corp. - Class B                                  2,300                      89,556
                                                                                  ---------------
National Commercial Banks - 1.4%
First Union Corp.                                              9,500                     238,687
                                                                                  ---------------
Petroleum Refining - 2.9%
Lyondell Chemical Co.                                         18,300                     247,050
Valero Energy Corp.                                            7,700                     242,069
                                                                                  ---------------
                                                                                         489,119
                                                                                  ---------------
Radio & TV Broadcasting & Communications Equipment - 1.4%
Sawtek, Inc. (a)                                               4,800                     246,900
                                                                                  ---------------
Railroads, Line-Haul Operating - 1.9%
Canadian National Railway Co.                                  4,400                     138,325
Canadian Pacific Ltd.                                          6,800                     182,325
                                                                                  ---------------
                                                                                         320,650
                                                                                  ---------------
Retail - Automobile Dealers - 1.1%
AutoNation, Inc. (a)                                          28,000                     180,250
                                                                                  ---------------
Retail - Department Stores - 0.5%
Dillards, Inc. - Class A                                       8,300                      91,300
                                                                                  ---------------
Retail - Eating Places - 3.4%
Brinker International, Inc. (a)                                5,200                     212,550
Cheesecake Factory, Inc. (a)                                   4,400                     190,575
Darden Restaurants, Inc.                                       6,800                     179,350
                                                                                  ---------------
                                                                                         582,475
                                                                                  ---------------
Retail - Family Clothing Stores - 0.5%
Stein Mart, Inc. (a)                                           6,600                      91,988
                                                                                  ---------------
Retail - Variety Stores - 1.3%
Consolidated Stores Corp. (a)                                  9,600                      82,200
ShopKo Stores, Inc. (a)                                       22,000                     133,375
                                                                                  ---------------
                                                                                         215,575
                                                                                  ---------------
Savings Institution, Federally Chartered - 1.1%
Southwest Bancorporation of Texas, Inc. (a)                    5,200                     185,900
                                                                                  ---------------
Services - Computer Processing & Data Preparation - 0.2%
National Processing, Inc. (a)                                  1,600                      28,600
                                                                                  ---------------
Services - Computer Programming & Data Processing - 1.7%
Electronic Data Systems Corp.                                  5,600                     296,450
                                                                                  ---------------
Services - General Medical & Surgical Hospitals - 1.6%
Health Management Associates, Inc. - Class A (a)              12,900                     274,931
                                                                                  ---------------

See accompanying notes which are an integral part of the financial statements.

Paragon Strategic Ascent Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

Common Stocks - 60.1% - continued                          Shares                      Value

Services - Hospitals - 0.9%
StanCorp Financial Group, Inc.                                 3,600                   $ 155,700
                                                                                  ---------------
Services - Personal Services  - 0.5%
Stewart Enterprises, Inc. - Class A (a)                       42,000                      77,440
                                                                                  ---------------
Services - Prepackaged Software - 1.4%
PeopleSoft, Inc. (a)                                           7,200                     239,400
                                                                                  ---------------
Ship & Boat Building & Repairing - 1.2%
Newport News Shipbuilding, Inc.                                3,600                     198,450
                                                                                  ---------------
Soap, Detergent, Cleaning Preparations, Perfumes,
  Cosmetics - 0.8%
Church & Dwight Co., Inc.                                      6,700                     141,956
                                                                                  ---------------
Transportation Services - 0.6%
Transportacion Maritima Mexicana, S.A. de C.V. (a)(c)          9,600                      95,400
                                                                                  ---------------
Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.0%
Nu Skin Enterprises, Inc.                                     75,000                     346,875
                                                                                  ---------------
Wholesale - Groceries & General Line - 1.1%
Performance Food Group Co. (a)                                 4,000                     181,000
                                                                                  ---------------
Wholesale - Groceries & Related Products - 1.7%
Sysco Corp.                                                    5,400                     298,350
                                                                                  ---------------

TOTAL COMMON STOCKS (Cost $10,261,509)                                                10,257,300
                                                                                  ---------------

Unit Investment Trusts - 43.8%
iShares, Inc. MSCI United Kingdom Index Fund                  17,500                     301,875
iShares, Inc. Trust Dow Jones U.S. Basic Materials Fund       18,100                     608,613
iShares, Inc. Trust Russell 2000 Value Fund                    3,400                     360,612
iShares, Inc. Trust S&P 500 / Barra Value Fund                 8,900                     539,006
Nasdaq 100 Trust Unit, Series 1                               35,000                   5,668,596

                                                                                  ---------------
TOTAL UNIT INVESTMENT TRUSTS (Cost $7,482,651)                                         7,478,702
                                                                                  ---------------

                                                          Principal
                                                           Amount                      Value
Money Market Securities - 13.3%
Firstar Treasury Fund, 5.01% (b) (Cost $2,267,596)         2,267,596                 $ 2,267,596
                                                                                  ---------------

TOTAL INVESTMENTS - 117.2%  (Cost $20,011,756)                                        20,003,598
                                                                                  ---------------
Liabilities in excess of other assets - (17.2)%                                       (2,929,390)
                                                                                  ---------------
TOTAL NET ASSETS - 100.0%                                                           $ 17,074,208
                                                                                  ===============

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2000.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

Paragon Strategic Ascent Fund                                                    November 30, 2000
Statement of Assets & Liabilities
(Unaudited)


Assets
Investment in securities, at value (cost $20,011,756)                                 $ 20,003,598
Cash                                                                                     1,691,318
Dividends receivable                                                                        24,346
Interest receivable                                                                            861
Receivable for fund shares sold                                                             34,465
Receivable for securities sold                                                          33,016,068
Receivable from broker                                                                     609,337
                                                                                 ------------------
     Total assets                                                                       55,379,993
                                                                                 ------------------
Liabilities
Accrued investment advisory fee payable                                                     35,090
Payable for fund shares repurchased                                                          7,510
Payable for securities purchased                                                        38,263,185
                                                                                 ------------------
     Total liabilities                                                                  38,305,785
                                                                                 ------------------

Net Assets                                                                            $ 17,074,208
                                                                                 ==================

Net Assets consist of:
Paid in capital                                                                         22,735,139
Accumulated net investment loss                                                            (39,948)
Accumulated net realized loss on investments                                            (5,612,825)
Net unrealized depreciation on investments                                                  (8,158)
                                                                                 ------------------

Net Assets, for 2,291,453 shares                                                      $ 17,074,208
                                                                                 ==================

Net Asset Value

Net Assets
Offering price and redemption price per share ($17,074,208 / 2,291,453)                     $ 7.45
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.

Paragon Strategic Ascent Fund
Statement of Operations
for the period June 8, 2000 (Commencement of Operations) through November 30, 2000
(Unaudited)

Investment Income
Dividend income                                                                          $ 76,839
Interest income                                                                           108,461
                                                                                 -------------------
Total Income                                                                              185,300
                                                                                 -------------------

Expenses
Investment advisory fee                                                                   221,071
Dividends on securities sold short                                                          3,964
Borrowing costs on securities sold short                                                      213
Trustees' fees                                                                                750
                                                                                 -------------------
Total expenses before reimbursement                                                       225,998
Reimbursed expenses                                                                          (750)
                                                                                 -------------------
Total operating expenses                                                                  225,248
                                                                                 -------------------

Net Investment Loss                                                                       (39,948)
                                                                                 -------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                             (5,612,825)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                (8,158)
                                                                                 -------------------
Net realized and unrealized loss on investment securities                              (5,620,983)
                                                                                 -------------------
Net decrease in net assets resulting from operations                                 $ (5,660,931)
                                                                                 ===================

See accompanying notes which are an integral part of the financial statements.

Paragon Strategic Ascent Fund
Statement of Changes In Net Assets

                                                                                Period ended
                                                                              November 30, 2000
                                                                               (Unaudited) (a)
                                                                              ------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                                                 $ (39,948)
  Net realized loss on investment securities                                         (5,612,825)
  Change in net unrealized appreciation (depreciation)                                   (8,158)
                                                                              ------------------
  Net decrease in net assets resulting from operations                               (5,660,931)
                                                                              ------------------
Distributions
   From net investment income                                                                 0
   From net realized gain                                                                     0
                                                                              ------------------
   Total distributions                                                                        0
                                                                              ------------------
Capital Share Transactions
  Proceeds from shares sold                                                          25,689,248
  Reinvestment of distributions                                                               0
  Amount paid for shares repurchased                                                 (2,954,109)
                                                                              ------------------
  Net increase in net assets resulting
     from share transactions                                                         22,735,139
                                                                              ------------------
Total Increase in Net Assets                                                         17,074,208

Net Assets
  Beginning of period                                                                         0
                                                                              ------------------
  End of period [including accumulated net
    investment loss of  $39,948]                                                   $ 17,074,208
                                                                              ==================

Capital Share Transactions
  Shares sold                                                                         2,607,544
  Shares issued in reinvestment of distributions                                              0
  Shares repurchased                                                                   (316,091)
                                                                              ------------------

  Net increase from capital transactions                                              2,291,453
                                                                              ==================

(a) For the period June 8, 2000 (commencement of operations) through November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Paragon Strategic Ascent Fund
Financial Highlights

                                                                               Period ended
                                                                             November 30, 2000
                                                                              (Unaudited) (a)
                                                                             -----------------
Selected Per Share Data
Net asset value, beginning of period                                                  $ 10.00
                                                                             -----------------
Income from investment operations
  Net investment loss                                                                   (0.02)
  Net realized and unrealized loss                                                      (2.53)
                                                                             -----------------
Total from investment operations                                                        (2.55)
                                                                             -----------------
Distributions to shareholders
  From net investment income                                                             0.00
  From net realized gain                                                                 0.00
                                                                             -----------------
Total distributions                                                                      0.00
                                                                             -----------------

Net asset value, end of period                                                         $ 7.45
                                                                             =================

Total Return                                                                          (25.50)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                        $17,074
Ratio of expenses to average net assets                                                  2.29% (c)
Ratio of expenses to average net assets
   before reimbursement                                                                  2.30% (c)
Ratio of net investment loss to
   average net assets                                                                  (0.41)% (c)
Ratio of net investment loss to
   average net assets before reimbursement                                             (0.41)% (c)
Portfolio turnover rate                                                              2,473.96%

(a)  For the period June 8, 2000 (commencement of operations) to November 30, 2000.
(b)  For periods of less than a full year, the total return is not annualized.
(c)  Annualized

See accompanying notes which are an integral part of the financial statements.

Paragon Dynamic Fortress Fund
Schedule of Investments - November 30, 2000
(Unaudited)

Common Stocks - 39.5%                                                Shares                      Value

Bakery Products - 0.5%
Earthgrains Co.                                                         5,700                    $ 129,319
                                                                                            ----------------
Beverages - 3.0%
Pepsi Bottling Group, Inc.                                             10,000                       390,625
PepsiCo, Inc.                                                           8,400                       381,150
                                                                                            ----------------
                                                                                                    771,775
                                                                                            ----------------
Electric & Other Services Combined - 7.5%
ALLETE                                                                 18,600                       425,475
CMS Energy Corp.                                                        4,900                       136,281
Conectiv, Inc.                                                         20,500                       403,594
Public Service Company of New Mexico                                    4,700                       113,681
RGS Energy Group, Inc.                                                  4,600                       135,700
SCANA Corp.                                                             4,900                       138,119
Western Resources, Inc.                                                 6,100                       139,538
Xcel Energy, Inc.                                                      15,300                       416,925
                                                                                            ----------------
                                                                                                  1,909,313
                                                                                            ----------------
Electric Services - 10.3%
Allegheny Energy, Inc.                                                  6,300                       263,025
American Electric Power Co., Inc.                                       6,700                       308,200
Calpine Corp. (a)                                                       9,300                       330,150
Dominion Resources, Inc.                                                4,300                       258,000
Entergy Corp.                                                           6,900                       283,762
FPL Group, Inc.                                                         2,000                       132,500
Pinnacle West Capital Corp.                                             5,900                       274,719
PPL Corp.                                                               9,300                       388,275
TECO Energy, Inc.                                                       9,300                       272,025
UIL Holdings Corp.                                                      2,800                       129,150
                                                                                            ----------------
                                                                                                  2,639,806
                                                                                            ----------------
Fats & Oils - 1.6%
Archer Daniels Midland Co.                                             32,800                       418,200
                                                                                            ----------------
Gas & Other Services Combined - 1.1%
MDU Resources Group, Inc.                                               9,300                       282,488
                                                                                            ----------------
Grain Mill Products - 1.0%
Ralston Purina Co.                                                      9,600                       252,600
                                                                                            ----------------
Natural Gas Distribution - 2.1%
Energen Corp.                                                           8,900                       254,206
NICOR, Inc.                                                             7,300                       281,506
                                                                                            ----------------
                                                                                                    535,712
                                                                                            ----------------
Natural Gas Transmission & Distribution - 1.1%
Kinder Morgan, Inc.                                                     6,700                       277,631
                                                                                            ----------------
Pharmaceutical Preparations - 1.6%
Carter-Wallace, Inc.                                                   13,800                       414,862
                                                                                            ----------------

See accompanying notes which are an integral part of the financial statements.

Paragon Dynamic Fortress Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

Common Stocks - continued                                           Shares                       Value

Real Estate Investment Trusts - 6.7%
CBL & Associates Properties, Inc.                                      17,000                     $ 389,938
Essex Property Trust, Inc.                                              6,500                       341,656
Host Marriott Corp.                                                    25,100                       298,062
SL Green Realty Corp.                                                   9,800                       267,663
Smith (Charles E.) Residential Realty, Inc.                             6,000                       272,625
Washington Real Estate Investment Trust                                 6,600                       139,838
                                                                                            ----------------
                                                                                                  1,709,782
                                                                                            ----------------
Services - Computer Processing & Data Preparation - 0.0%
CyBear, Inc. (a)                                                           24                             8
                                                                                            ----------------
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.4%
Church & Dwight Co., Inc.                                               4,200                        88,988
                                                                                            ----------------
Wholesale - Groceries & General Line - 1.0%
Performance Food Group Co. (a)                                          5,700                       257,925
                                                                                            ----------------
Wholesale - Groceries & Related Products - 1.6%
Sysco Corp.                                                             7,200                       397,800
                                                                                            ----------------

TOTAL COMMON STOCKS (Cost $9,427,452)                                                            10,086,209
                                                                                            ----------------

Closed-End Mutual Funds - 22.9%

Equity Funds - 7.0%
Alliance All-Market Advantage Fund, Inc.                                3,300                       118,800
European Warrant Fund, Inc.                                            30,800                       344,575
Invesco Global Health Sciences Fund                                     3,000                        51,937
Irish Investment Fund, Inc.                                            20,000                       245,000
Japan OTC Equity Fund, Inc.                                            32,675                       216,472
LCM Internet Growth Fund, Inc.                                         36,565                       191,966
Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.                     14,000                       116,375
Petroleum & Resources Corp.                                             9,150                       234,469
Tri-Continental Corp.                                                  10,600                       263,012
                                                                                            ----------------
                                                                                                  1,782,606
                                                                                            ----------------
Corporate Debt Funds - 9.7%
Alliance World Dollar Government Fund II, Inc.                         14,800                       122,100
CIGNA High Income Shares                                               29,790                       106,127
Corporate High Yield Fund III, Inc.                                    23,800                       174,037
Debt Strategies Fund II, Inc.                                          20,007                       120,042
Delaware Group Dividend & Income Fund, Inc.                            11,000                       130,625
Delaware Group Global Dividend  & Income Fund, Inc.                    11,800                       122,425
First Australia Prime Income Fund, Inc.                                50,500                       193,415
John Hancock Patriot Global Dividend Fund                               6,100                        67,100
John Hancock Patriot Select Dividend Trust                             26,900                       336,250
Mentor Income Fund, Inc.                                               18,700                       151,938
Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.            47,300                       313,362
Pilgrim Prime Rate Trust                                               16,000                       121,000
Putnam Master Income Trust                                             22,000                       137,500
RCM Strategic Global Government Fund, Inc.                              7,500                        70,312
Senior High Income Portfolio, Inc.                                     55,765                       299,737
                                                                                            ----------------
                                                                                                  2,465,970
                                                                                            ----------------

See accompanying notes which are an integral part of the financial statements.


Paragon Dynamic Fortress Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

Closed-End Mutual Funds - continued                                Shares                        Value

Government Funds - 6.3%
BlackRock Investment Quality Term Trust, Inc.                          52,650                     $ 434,362
BlackRock Strategic Term Trust, Inc.                                   32,000                       294,000
BlackRock Target Term Trust, Inc.                                      44,000                       437,250
Hyperion 2002 Term Trust, Inc.                                         34,000                       295,375
2002 Target Term Trust, Inc.                                           10,000                       139,375
                                                                                            ----------------
                                                                                                  1,600,362
                                                                                            ----------------

TOTAL CLOSED-END MUTUAL FUNDS (Cost $6,478,740)                                                   5,848,938
                                                                                            ----------------

Unit Investment Trusts - 21.2%
i Shares, Inc. MSCI Belgium Index Fund                                 22,800                       269,325
i Shares, Inc. MSCI United Kingdom Index Fund                          29,000                       500,250
i Shares, Inc. Trust  Dow Jones U.S. Chemicals Fund                    20,000                       755,000
i Shares, Inc. Trust  Russell 2000 Value Fund                           8,000                       848,500
i Shares, Inc. Trust  S&P 500 / Barra Value Fund                       13,600                       823,650
SPDR Trust, Series 1                                                    5,000                       661,407
The Cyclical/Transportation Select Sector SPDR Fund                    31,600                       757,414
The Energy Select Sector SPDR Fund                                     26,300                       794,342

                                                                                            ----------------
TOTAL UNIT INVESTMENT TRUSTS (Cost $5,584,985)                                                    5,409,888
                                                                                            ----------------

                                                                    Principal
Corporate Bonds - 8.1%                                                Amount                        Value
Advanced Micro Devices, Inc., 11.00%, 8/01/2003                       135,000                       147,319
AES Corp., 9.50%, 6/01/2009                                           140,000                       139,300
Charter Communications, Inc., 8.625%, 4/01/2009                       155,000                       132,525
Chesapeake Energy Corp., Series B, 9.625%, 5/01/2005                  140,000                       141,050
Fleming Companies, Inc., Series B, 10.50%, 12/01/2004                 150,000                       124,875
Fox Family Worldwide, Inc., 9.25%, 11/01/2007                         155,000                       147,637
Friendly Ice Cream Corp., 10.50%, 12/01/2007                          170,000                       104,550
K Mart Corp., 8.125%, 12/01/2006                                      150,000                       130,998
Level 3 Communications, Inc., 9.125%, 5/01/2008                       155,000                       103,850
Lyondell Chemical Co., 10.875%, 5/01/2009                             140,000                       131,250
Nextel Communications, Inc., 9.375%, 11/15/2009                       145,000                       125,063
Nextlink Communications, Inc., 10.75%, 06/01/2009                     140,000                        93,450
Northwest Airlines Corp., 7.625%, 3/15/2005                           150,000                       136,875
Park Place Entertainment Corp., 7.875%, 12/15/2005                    145,000                       139,200
Parker Drilling Co., 9.75%, 11/15/2006                                140,000                       137,550
Tenet Healthcare Corp., 8.00%, 1/15/2005                              145,000                       143,369

                                                                                            ----------------
TOTAL CORPORATE BONDS ($2,246,129)                                                                2,078,861
                                                                                            ----------------

Money Market Securities - 3.9%
Federated Investors Prime Obligations Money Market Fund,            1,000,000                     1,000,000
6.18% (b) (Cost $1,000,000)                                                                 ----------------

TOTAL INVESTMENTS - 95.7%  (Cost $24,737,306)                                                    24,423,896
                                                                                            ----------------
Cash and other assets less liabilities - 4.3%                                                     1,098,763
                                                                                            ----------------
TOTAL NET ASSETS - 100.0%                                                                      $ 25,522,659
                                                                                            ================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Paragon Dynamic Fortress Fund                                                    November 30, 2000
Statement of Assets & Liabilities
(Unaudited)


Assets
Investment in securities, at value (cost $24,737,306)                                 $ 24,423,896
Cash                                                                                       177,966
Dividends receivable                                                                       137,088
Interest receivable                                                                         70,309
Receivable for securities sold                                                             181,498
Receivable from broker                                                                     584,372
                                                                                 ------------------
     Total assets                                                                       25,575,129
                                                                                 ------------------
Liabilities
Accrued investment advisory fee payable                                                     47,720
Payable for fund shares repurchased                                                          4,750
                                                                                 ------------------
     Total liabilities                                                                      52,470
                                                                                 ------------------

Net Assets                                                                            $ 25,522,659
                                                                                 ==================

Net Assets consist of:
Paid in capital                                                                         25,458,543
Accumulated undistributed net investment income                                            397,784
Accumulated net realized loss on investments                                               (20,258)
Net unrealized depreciation on investments                                                (313,410)
                                                                                 ------------------

Net Assets, for 2,541,666 shares                                                      $ 25,522,659
                                                                                 ==================

Net Asset Value

Net Assets
Offering price and redemption price per share ($25,522,659 / 2,541,666)                    $ 10.04
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.


Paragon Dynamic Fortress Fund
Statement of Operations
for the period June 8, 2000 (Commencement of Operations) through November 30, 2000
(Unaudited)

Investment Income
Dividend income                                                                         $ 433,355
Interest income                                                                           244,996
                                                                                 -------------------
Total Income                                                                              678,351
                                                                                 -------------------

Expenses
Investment advisory fee                                                                   273,012
Trustees' fees                                                                                750
Dividends on securities sold short                                                          7,555
                                                                                 -------------------
Total expenses before reimbursement                                                       281,317
Reimbursed expenses                                                                          (750)
                                                                                 -------------------
Total operating expenses                                                                  280,567
                                                                                 -------------------

Net Investment Income                                                                     397,784
                                                                                 -------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                (20,258)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                              (313,410)
                                                                                 -------------------
Net realized and unrealized loss on investment securities                                (333,668)
                                                                                 -------------------

Net increase in net assets resulting from operations                                     $ 64,116
                                                                                 ===================

See accompanying notes which are an integral part of the financial statements.

Paragon Dynamic Fortress Fund
Statement of Changes In Net Assets
                                                                                Period ended
                                                                              November 30, 2000
                                                                               (Unaudited) (a)
                                                                              ------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment income                                                               $ 397,784
  Net realized loss on investment securities                                            (20,258)
  Change in net unrealized appreciation (depreciation)                                 (313,410)
                                                                              ------------------
  Net increase in net assets resulting from operations                                   64,116
                                                                              ------------------
Distributions
   From net investment income                                                                 0
   From net realized gain                                                                     0
                                                                              ------------------
   Total distributions                                                                        0
                                                                              ------------------
Capital Share Transactions
  Proceeds from shares sold                                                          28,887,104
  Reinvestment of distributions                                                               0
  Amount paid for shares repurchased                                                 (3,428,561)
                                                                              ------------------
  Net increase in net assets resulting
    from capital share transactions                                                  25,458,543
                                                                              ------------------
Total Increase in Net Assets                                                         25,522,659

Net Assets
  Beginning of period                                                                         0
                                                                              ------------------
  End of period [including accumulated undistributed net
    investment income of  $397,784]                                                $ 25,522,659
                                                                              ==================

Capital Share Transactions
  Shares sold                                                                         2,876,675
  Shares issued in reinvestment of distributions                                              0
  Shares repurchased                                                                   (335,009)
                                                                              ------------------

  Net increase from capital transactions                                              2,541,666
                                                                              ==================

(a) For the period June 8, 2000 (commencement of operations) to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Paragon Dynamic Fortress Fund
Financial Highlights

                                                                               Period ended
                                                                             November 30, 2000
                                                                              (Unaudited) (a)
                                                                             -----------------
Selected Per Share Data
Net asset value, beginning of period                                                  $ 10.00
                                                                             -----------------
Income from investment operations
  Net investment income                                                                  0.16
  Net realized and unrealized gain                                                      (0.12)
                                                                             -----------------
Total from investment operations                                                         0.04
                                                                             -----------------
Distributions to shareholders
  From net investment income                                                             0.00
  From net realized gain                                                                 0.00
                                                                             -----------------
Total distributions                                                                      0.00
                                                                             -----------------

Net asset value, end of period                                                        $ 10.04
                                                                             =================

Total Return                                                                            0.40% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                       $25,523
Ratio of expenses to average net assets                                                 2.31% (c)
Ratio of expenses to average net assets
   before reimbursement                                                                 2.32% (c)
Ratio of net investment income to
   average net assets                                                                   3.28% (c)
Ratio of net investment income to
   average net assets before reimbursement                                              3.27% (c)
Portfolio turnover rate                                                               335.03%

(a) For the period June 8, 2000 (commencement of operations) through November 30, 2000.
(b)  For periods of less than a full year, total returns are not annualized
(c)  Annualized

See accompanying notes which are an integral part of the financial statements.

                                  Paragon Funds
                          Notes to Financial Statements
                                November 30, 2000
                                   (Unaudited)


NOTE 1. ORGANIZATION

The Paragon Strategic Ascent Fund (the "Strategic Ascent Fund") and the Paragon Dynamic Fortress Fund (the "Dynamic Fortress Fund"), referred to hereafter individually as a "Fund" or collectively as the "Funds", were organized as non-diversified series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and commenced operations on June 8, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The investment objective of the Strategic Ascent Fund is long-term growth of capital. The investment objective of the Dynamic Fortress Fund is long-term growth of capital and preservation of capital. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board of Trustees (the "Board").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Fund's adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's adviser, subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Short Sales - Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any gain is limited to the price at which the Fund sold the security short, and any loss is unlimited in size.

Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

                                  Paragon Funds
                          Notes to Financial Statements
                    November 30, 2000 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Paragon Capital Management, Inc., 3651 North 100 East, Suite 275, Provo, UT 84604, serves as investment adviser to the Funds (the "Adviser"). Together, David Allen Young and Catherine B. Young own 100% of, and may be deemed to control, Paragon Capital Management, Inc.

Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses of securities sold short), Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period June 8, 2000 (commencement of operations) through November 30, 2000, the Adviser received a fee of $221,071 for the Strategic Ascent Fund and $273,012 for the Dynamic Fortress Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period June 8, 2000 (commencement of operations) through November 30, 2000, the Adviser reimbursed expenses of $750 for the Strategic Ascent Fund and $750 for the Dynamic Fortress Fund.

Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Funds. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Each Fund retains Unified to manage each Fund's business affairs and provide each Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of each Fund per the management agreement.

Each Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the period June 8, 2000 (commencement of operations) through November 30, 2000 for the Strategic Ascent Fund and the Dynamic Fortress Fund.


                                  Paragon Funds
                          Notes to Financial Statements
                    November 30, 2000 (Unaudited) - continued


NOTE 4. INVESTMENTS

Strategic Ascent Fund. For the period June 8, 2000 (commencement of operations) through November 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $434,891,680 and $411,563,575, respectively. As of November 30, 2000, the gross unrealized appreciation for all securities totaled $435,210 and the gross unrealized depreciation for all securities totaled $443,368 for a net unrealized depreciation of $8,158. The aggregate cost of securities for federal income tax purposes at November 30, 2000 was $20,011,756.

Dynamic Fortress Fund. For the period June 8, 2000 (commencement of operations) through November 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $83,580,622 and $59,890,854, respectively. As of November 30, 2000, the gross unrealized appreciation for all securities totaled $867,678 and the gross unrealized depreciation for all securities totaled $1,181,088 for a net unrealized depreciation of $313,410. The aggregate cost of securities for federal income tax purposes at November 30, 2000 was $24,737,306.


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2000, Charles Schwab & Co. held 98.77% of the Strategic Ascent Fund in an omnibus account for the benefit of others. As of November 30, 2000, Charles Schwab & Co. held 99.58% of the Dynamic Fortress Fund in an omnibus account for the benefit of others.


NOTE 7. SUBSEQUENT EVENTS

Effective  December  31,  2000,  AmeriPrime  Financial  Securities,   Inc.  sold
substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective as of the same date, each Fund retained Unified Financial Securities, Inc. to act as the principal Distributor of its shares. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.